Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 12, 2016	Oct. 31, 2012	Dec. 31, 2015	Jun. 23, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Proceeds from short-term loan										$ 64,000
Incurred expenses on research and subsequent other projects			$ 806,300		$ 445,400		$ 2,835,000	$ 1,476,600	$ 2,432,700	2,480,600
Promissory note issuance				$ 280,000
Warrants issued				240,305			628,264
Estimate accrued of gross-up amount									101,900	101,900
Warrant price	$ 7.00
Officer [Member]
Proceeds from short-term loan						$ 64,000
Promissory note issuance						$ 103,400
Warrants issued						6,320
Repayment of promissory note						$ 50,000
CBV Note [Member]
Interest rate on note						7.50%
Promissory note issuance									$ 310,400
Warrants issued									12,500
Warrant price									$ 30.00
CRL Note [Member]
Interest rate on note		7.50%				7.50%
Total interest expense			$ 0		$ 7,400		$ 4,700	$ 22,500	$ 174,800	167,900
Incurred expenses on research and subsequent other projects									38,100	$ 52,000
Promissory note issuance									$ 1,009,000
Warrants issued									50,450
Warrant price		$ 30.00					$ 7.00		$ 20.00